INTANGIBLE ASSETS - Disclosure of detailed information about intangible assets other than goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill at beginning of period	$ 8,092
Intangible assets other than goodwill at end of period	48,511	$ 8,092
LICENSE AGREEMENTS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill at beginning of period	5,897
Intangible assets other than goodwill at end of period	3,800	5,897
BRANDS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill at beginning of period	2,020
Intangible assets other than goodwill at end of period	40,184	2,020
COMPUTER SOFTWARE
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill at beginning of period	0
Intangible assets other than goodwill at end of period	122	0
NON-COMPETE AGREEMENT
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill at beginning of period	175
Intangible assets other than goodwill at end of period	58	175
CUSTOMER RELATIONSHIP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill at beginning of period	0
Intangible assets other than goodwill at end of period	4,347	0
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill at beginning of period	21,239	20,632
Acquisitions through business combinations (Note 26)	46,456
Additions	27	607
Intangible assets other than goodwill at end of period	67,722	21,239
Cost | LICENSE AGREEMENTS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill at beginning of period	13,548	12,941
Acquisitions through business combinations (Note 26)	0
Additions	27	607
Intangible assets other than goodwill at end of period	13,575	13,548
Cost | BRANDS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill at beginning of period	6,258	6,258
Acquisitions through business combinations (Note 26)	41,126
Additions	0	0
Intangible assets other than goodwill at end of period	47,384	6,258
Cost | COMPUTER SOFTWARE
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill at beginning of period	848	848
Acquisitions through business combinations (Note 26)	130
Additions	0	0
Intangible assets other than goodwill at end of period	978	848
Cost | NON-COMPETE AGREEMENT
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill at beginning of period	585	585
Acquisitions through business combinations (Note 26)	0
Additions	0	0
Intangible assets other than goodwill at end of period	585	585
Cost | CUSTOMER RELATIONSHIP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill at beginning of period	0	0
Acquisitions through business combinations (Note 26)	5,200
Additions	0	0
Intangible assets other than goodwill at end of period	5,200	0
Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill at beginning of period	(13,147)	(10,008)
Amortization	(6,064)	(3,139)
Intangible assets other than goodwill at end of period	(19,211)	(13,147)
Accumulated amortization and impairment | LICENSE AGREEMENTS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill at beginning of period	(7,651)	(5,527)
Amortization	(2,124)	(2,124)
Intangible assets other than goodwill at end of period	(9,775)	(7,651)
Accumulated amortization and impairment | BRANDS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill at beginning of period	(4,238)	(3,340)
Amortization	(2,962)	(898)
Intangible assets other than goodwill at end of period	(7,200)	(4,238)
Accumulated amortization and impairment | COMPUTER SOFTWARE
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill at beginning of period	(848)	(848)
Amortization	(8)	0
Intangible assets other than goodwill at end of period	(856)	(848)
Accumulated amortization and impairment | NON-COMPETE AGREEMENT
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill at beginning of period	(410)	(293)
Amortization	(117)	(117)
Intangible assets other than goodwill at end of period	(527)	(410)
Accumulated amortization and impairment | CUSTOMER RELATIONSHIP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets other than goodwill at beginning of period	0	0
Amortization	(853)	0
Intangible assets other than goodwill at end of period	$ (853)	$ 0